Consolidated statements of changes in equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Share-based payments	$ 10,592	$ 10,494	$ 10,655